FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number 811-09269
     Date of Notification: January 24, 2001

2.   Exact name of investment company as specified in registration statement:

                            KEMPER FLOATING RATE FUND

3.   Address of principal executive office:

                            222 SOUTH RIVERSIDE PLAZA
                             CHICAGO, ILLINOIS 60606

4.   Check one of the following:

     A.       [ X ]    The notification pertains to a periodic repurchase offer
                       under paragraph (b) of Rule 23c-3.

     B.       [   ]    The notification pertains to a discretionary repurchase
                       offer under paragraph (c) of Rule 23c-3.

     C.       [   ]    The notification pertains to a periodic repurchase offer
                       under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:    /s/ Philip J. Collora
     -------------------------------
      Philip J. Collora
      Vice President and Secretary

[LOGO]
KEMPER FUNDS



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     THIS IS NOTIFICATION OF THE SCHEDULED  QUARTERLY  REPURCHASE OFFER. IF
     YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, NO ACTION IS NECESSARY


--------------------------------------------------------------------------------



January 24, 2001



Dear Kemper Floating Rate Fund Shareholder:

This notice is to inform you of the date for your Fund's next quarterly repurchase offer. If you are not interested in selling your shares at this time, no action is necessary.

The  repurchase  offer period will begin on January 24, 2001 and end on February
14, 2001. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can currently be tendered for repurchase at net asset value only during one of the Fund's scheduled quarterly repurchase offers. If you would like to submit your shares for repurchase, complete the Repurchase Request Form included with this letter and return it to: Kemper Funds, Attn:
Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. Certain shareholders may submit a Repurchase Request by telephone by calling
(800) 621-1048 by 3:00 p.m., Central time, provided certain conditions are met, including the requirement that the repurchase proceeds are $50,000 or less and are payable to the shareholder of record at the address of record. Individual Retirement Account (IRA) holders and holders of certificated shares may not submit a Repurchase Request by telephone.

Repurchase requests for Class B shares held for less than four years and Class C shares held for less than one year may be subject to an early withdrawal charge. In addition, you may be charged a transaction fee for this service by your financial consultant or broker. If you have no need or desire to sell shares, simply disregard this notice. We will contact you again next quarter to notify you of the next repurchase privilege.

ALL REPURCHASE REQUESTS MUST BE RECEIVED IN GOOD ORDER BY THE FUND BY 3:00 P.M. CENTRAL TIME ON FEBRUARY 14, 2001.

Please refer to the enclosed Repurchase Offer Statement if you have any questions, or call the Fund at (800) 621-1048 or your financial consultant or broker. If your shares are held of record through your financial consultant or broker, you must contact them to participate in this repurchase offer.

Sincerely,

Kemper Floating Rate Fund

                            KEMPER FLOATING RATE FUND

                           Repurchase Offer Statement
                                January 24, 2001


This repurchase offer of Kemper Floating Rate Fund (the "Fund") and acceptance of the repurchase offer by tender of shares of the Fund are made upon the terms and conditions set forth in this Repurchase Offer Statement and Repurchase Request Form and the Fund's currently effective registration statement.

     1. THE OFFER. The Fund is offering to repurchase for cash up to seven percent (7%) of its issued and outstanding shares of beneficial interest ("Shares"), with all classes being treated in the aggregate, as of the Repurchase Request Deadline (defined below) at a price equal to the net asset value ("NAV") of the Shares as of the close of the New York Stock Exchange on the date the NAV for the Offer is determined (the "Repurchase Pricing Date") less any applicable early withdrawal charge (described below) upon the terms and conditions set forth herein and in the Repurchase Request Form, and in accordance with the Fund's currently effective registration statement, which terms constitute the "Offer." The purpose of the Offer is to provide liquidity to shareholders since no secondary market exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

     2. NET ASSET VALUE. The NAV of the Class A, Class B and Class C Shares on January 17, 2001 was $4.89, $4.86 and $4.88, respectively, per Share. You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and NAV on the Repurchase Pricing Date could be lower than NAV on the date you submitted your repurchase request. Please call Kemper Funds at (800) 621-1048 for the Fund's current NAV.

     3. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase MUST be received in proper form by the Fund at the address indicated on the attached Repurchase Request Form on or before 3:00 p.m., Central time, on February 14, 2001, which is the "Repurchase Request Deadline."

     4. REPURCHASE PRICING DATE. The NAV for the Offer must be determined no later than February 28, 2001, which is within fourteen days following the Repurchase Request Deadline. The Fund anticipates, however, that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date.

     6. EARLY WITHDRAWAL CHARGE. Class B Shares are subject to an early withdrawal charge ("EWC") imposed on those Class B Shares accepted for repurchase that have been held for less than four years. Specifically, Class B Shares repurchased during the: (i) first year after purchase are subject to an EWC of 3.0%; (ii) second year after purchase are subject to an EWC of 2.5%; (iii) third year after purchase are subject to an EWC of 2.0%; and (iv) fourth year after purchase are subject to an EWC of 1.0%. Class C Shares are subject to an EWC imposed on those Class C Shares accepted for repurchase that have been held for less than one year.
     Specifically, Class C Shares repurchased during the first year after purchase are subject to an EWC of 1.0%. Please check your holdings and the Fund's prospectus for additional information on the EWC.

     7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more Shares than the Fund is offering to repurchase (the "Repurchase Offer Amount"), the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to two percent (2%) of the Shares outstanding on the Repurchase Request Deadline.

     If the Fund determines not to repurchase the additional 2%, or if shareholders tender Shares in excess of the Repurchase Offer Amount plus the additional 2%, the Fund will repurchase Shares tendered on a pro rata basis. The Fund may, however, in its discretion accept all Shares tendered by shareholders who own less than 100 Shares and who tender all of their Shares, before pro-rating the Shares tendered by other shareholders.

     There can be no assurance that the Fund will be able to repurchase all Shares that you have tendered, even if you tender all Shares held in your account. In the event of an oversubscribed Offer, you may be unable to sell some or all of your Shares. You may have to wait until a subsequent Offer to tender Shares that the Fund is unable to repurchase, and you would be subject to the risk of NAV fluctuations during that time period.

     8. WITHDRAWAL OF SHARES TO BE REPURCHASED. Repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to 3:00 p.m., Central time, on February 14, 2001, by submitting written notice to: Kemper Funds, Attention: Redemption Department, PO Box 219557, Kansas City, Missouri 64121-9557. Certain Shareholders may submit a Repurchase Request by telephone by calling (800) 621-1048 by 3:00 p.m. Central time on February 14, 2001, provided certain conditions are met, including the requirement that the repurchase proceeds are $50,000 or less and are payable to the shareholder of record at the address of record. Individual Retirement Account (IRA) holders and holders of certificated shares may not submit a Repurchase Request by telephone.

     9. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Offer in limited circumstances and only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940, as amended. The limited circumstances include the following: (i) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (ii) for any period during which any market in which the securities owned by the Fund are principally traded is closed (other than customary weekend and holiday closings) or during which trading in such market is restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iv) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. You will be notified if the Fund suspends or postpones the Offer.

     10.  TAX  CONSEQUENCES.  Shareholders  should  consult  their tax  advisers regarding the specific tax consequences, including state and local tax consequences, of participating in the Offer and should review the tax information in the Fund's prospectus and statement of additional information. A tender of Shares pursuant to the Offer (including an exchange for shares of another Kemper Fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

     Under these rules, if a shareholder tenders all Shares that he or she owns or is considered to own, the shareholder will realize a taxable sale or exchange. If a shareholder tenders less than all of the Shares that he or she owns or is considered to own, the repurchase may not qualify as an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earnings and profits and the shareholder's basis in the tendered Shares. If that occurs, there is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered Shares, and all or a portion of that deemed distribution may be taxable as a dividend.

     The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     11. DOCUMENTS IN PROPER FORM. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in proper form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

     Neither the Fund, Zurich Scudder Investments, Inc. (the Fund's investment adviser), Kemper Distributors, Inc. (the Fund's distributor), nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

                                      * * *

     Neither the Fund nor its Board of Trustees, Zurich Scudder Investments, Inc. or Kemper Distributors, Inc. makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

     No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund.

     For per Share net asset value and other information, or for a copy of the Fund's prospectus, call Kemper Funds at (800) 621-1048, or contact your financial adviser.

     Date: January 24, 2001

--------------------------------------------------------------------------------
Kemper Floating Rate Fund
Repurchase Request Form
--------------------------------------------------------------------------------

For assistance                Return completed form or reproduction thereof to:
in completing this form,      Kemper Funds
call Shareholder Services     Attention: Redemption Department
at (800) 621-1048             P.O. Box 219557
                              Kansas City, MO 64121-9557

                              This form must be properly completed and received by the Fund by 3:00 p.m. Central time on the Repurchase Request Deadline. (All capitalized terms have the meaning given to them in the accompanying Repurchase Offer Statement.)

                              Certain shareholders may submit a Repurchase
                              Request by telephone by calling (800) 621-1048 by the 3:00 p.m. Central time deadline, provided certain conditions are met including the requirement that the repurchase proceeds are $50,000 or less and are payable to the shareholder of record at the address of record (see the last page of this form for additional information).

                              Individual Retirement Account (IRAs) and holders of certificated shares may not submit a Repurchase Request by telephone.

1. Authorization To Redeem Shares (Please Print)
--------------------------------------------------------------------------------

To sell shares of Kemper      Please accept this tender of the Class B shares
Floating Rate Fund this       designated below for repurchase at a price equal
quarter, this form must be    to their net asset value per share (NAV) on
properly completed and        the established redemption date, net of any
received by the Fund no       applicable early withdrawal charge.
later than 3:00 P.M.
Central time on the date      -----------------------------------------------------------------------
specified on your             NAME OF REGISTERED SHAREHOLDER(S) (please fill in EXACTLY as registered)
repurchase notification.
                              -----------------------------------------------------------------------
                              NAME OF REGISTERED SHAREHOLDER

                              -----------------------------------------------------------------------
                              NAME OF REGISTERED SHAREHOLDER

                              -----------------------------------------------------------------------
                              Account Number
                              (    )
                              -----------------------------------------------------------------------
                              Daytime Telephone


                              SHARES TENDERED: (PLEASE CHECK ONE)

                              Indicate share class      /___/ Class A     /___/ Class B    /___/ Class C

                              /___/ Partial Tender  -- Please tender _______________ shares from my account.

                              /___/ Full Amount     -- Please tender all my shares, both certified and uncertified, from my account.

                              /___/ Dollar Amount   -- Please tender enough shares so net $ __________, after any early withdrawal charges.

                              PLEASE NOTE: If you are tendering shares represented by certificates, you must include the certificates with this request and list them below. Any certificates which are not delivered will be excluded from the shares tendered.

                              ------------------------   ---------------  ----------------
                              Certificate Number(s)      Issue Date       Number Of Shares


--------------------------------------------------------------------------------
Kemper Floating Rate Fund
Repurchase Request Form
--------------------------------------------------------------------------------

2. IRA Distributions
--------------------------------------------------------------------------------


Federal Income Tax Withholding (please check appropriate line)*

/___/    I do not want federal income tax withheld from any distribution.

/___/    Withhold ______% of my distribution for federal income tax.

         -----------------------------------------------------------------------
         Date Of Birth


         *If no line is checked, no tax will be withheld. If the amount withheld and your estimated tax payments are insufficient, you may be subject to certain IRS penalties.

Early Withdrawal Charge Waiver

If any of the following early withdrawal charge waiver categories applies, please check the appropriate line:

/___/ total disability (as evidenced by a determination by the federal Social Security Administration (please attach copy of determination)) of the shareholder (including a registered joint owner) occurring after the purchase of the Shares being repurchased;

/___/ death of the shareholder (including a registered joint owner) (please attach a copy of the death certificate);

/___/ repurchases in a calendar year that do not exceed 10% of the net asset value of a shareholder's account, provided the shareholder participates in the Fund's dividend reinvestment program;

/___/ repurchases made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code of 1986 (the "Code") Section 72(t)(2)(A)(iv) prior to age 59 1/2;

/___/ repurchases to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts);

/___/ repurchases of shares held by a shareholder whose broker or other financial service provider has waived receipt of its commission on the sale of the shares repurchased;

With respect to repurchases of shares held by employer sponsored employee benefit plans maintained on the subaccount recordkeeping system made available by Kemper Service Company (the "Shareholder Service Agent") or its affiliate:

/___/ repurchases to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the early withdrawal charge);

/___/ repurchases in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the
         Fund);

/___/ repurchases in connection with distributions qualifying under the hardship provisions of the Code;

/___/    repurchases representing returns of excess contributions to such plans.

--------------------------------------------------------------------------------
Kemper Floating Rate Fund
Repurchase Request Form
--------------------------------------------------------------------------------

3. Exchange
--------------------------------------------------------------------------------

Please check the line below if you wish to effect a share exchange:

/___/    Exchange

         Please exchange the shares tendered above for shares of___________________________________________ (name of fund) under terms and conditions as set forth in the currently effective prospectus for Kemper Floating Rate Fund under the heading "Special Features: -- Exchanges." (Note: By checking this option, you certify receipt of a current prospectus for the Fund into which you are exchanging.)


4. Payment And Delivery Instructions
--------------------------------------------------------------------------------

Please check one:

/___/ The check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here. A signature guarantee is required if the repurchase check is to be made payable to a special payee and/or sent to an address other than the address of record. See below.

         -----------------------------------------------------------------------
         Alternate Instructions


/___/ If you want your proceeds wired to a bank account, please provide the following information:

         --------------------------------------------  -------------------------
         Bank                                          Account Number

         If this option was not designated on your account application, a signature guarantee will be required. There is a $1,000 wire repurchase minimum.


5. Certification And Signature
--------------------------------------------------------------------------------

Please sign below and note the following important points:

o Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

o If the shares are held of record by two or more joint holders, all must sign.

o If the shares are in a non-Kemper IRA account, an authorized official of the Custodian of the IRA account must sign.

o If the signer of the document is a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

o If the shares are held in an individual or employee-sponsored retirement plan, plan distribution requirements may not be met due to the Fund's restrictions on repurchase offers, potentially resulting in additional taxes and penalties for which the undersigned assumes full responsibility.

--------------------------------------------------------------------------------
Kemper Floating Rate Fund
Repurchase Request Form
--------------------------------------------------------------------------------

A Signature Guarantee Is Required:

o if the repurchase check is to be made payable to a special payee and/or sent to an address different from the address of record;

o        if the repurchase proceeds exceed $50,000;

o        if the address of record was changed within the last 30 days; or

o if you are signing on behalf of an institutional account other than a custodian, executor, trustee or guardian who is named in the account registration.

A signature guarantee must be supplied by a commercial bank, trust company, savings and loan association, federal savings bank, member of a national securities exchange, or other eligible financial institution.

If no signature guarantee is required for your request and you are not tendering certificated shares held in an independent retirement account (IRA), you may also submit your request by telephone by calling (800) 621-1048.

If you are tendering shares held in an individual retirement account ("IRA"), by signing below you certify that your distribution may be subject to federal income tax and, if you are neither permanently disabled, nor at least age 59 1/2 at the time of your distribution, such distribution may be subject to a penalty equal to 10% of your distribution in addition to regular income tax. For purposes of determining the taxable portion of your distribution, all IRAs held by you shall be treated as one IRA, and all IRA distributions received by you shall in a single year shall be treated as one distribution.


Signature Guaranteed By                  Affix Signature Guarantee Stamp

--------------------------------------------------------------------------------
Signature(s) Of Owner(s) Exactly As Registered


--------------------------------------------------------------------------------
Signature(s) Of Owner(s) Exactly As Registered


--------------------------------------------------------------------------------
Signature(s) Of Owner(s) Exactly As Registered



Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048


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